Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Non-Cancellable Lease Arrangements

For the six months ended June 30, 2025, 2024 and 2023, the Group subsisted of the following non-cancellable lease arrangements.

Description of lease	Lease term
Office premise at 33/F of Sunshine Plaza, Hong Kong	1-year fixed term lease from January 1, 2023 to December 31, 2023 1-year fixed term lease from January 1, 2024 to December 31, 2024 1-year fixed term lease from January 1, 2025 to December 31, 2025
Warehouse at Unit 1209 of Riley House, Hong Kong	1-year fixed term lease from January 1, 2023 to December 31, 2023